Investments in associates and AFK (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
At the beginning of the year	$ 885,269
Contributions - cash	323,078
Share of net loss from investment in joint venture	(1,288,357)	$ 200,550
At the end of the year	2,450,031	885,269
Afk media partnership [member]
IfrsStatementLineItems [Line Items]
At the beginning of the year	58,909
Contributions - cash		125,000
Share of net loss from investment in joint venture	(46,673)	(66,091)
At the end of the year	$ 12,236	$ 58,909